Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables

				$ million
		2025		2024
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	21,107	6	21,659	502
Amounts receivable from joint ventures and associates	817	—	655	—
Other receivables	2,882	1,755	3,524	808
	24,806	1,761	25,838	1,310
Non-financial assets
Sales taxes and production taxes	1,032	509	1,165	356
Other receivables	176	106	124	149
	1,208	615	1,289	505
	26,014	2,376	27,127	1,815